Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenues:
Total Revenue	$ 286,110	$ 200,562
Cost of revenues
Total Cost of revenue	(122,813)	(77,769)
Gross profit	163,297	122,793
Operating expenses
General and administrative expenses	(1,129,191)	(736,391)
Impairment of convertible note receivable – related party, and investment in associate, related party	(366,192)
Total operating expenses	(1,495,383)	(736,391)
Other income (expense)
Other income	78,013	999,966
Interest expense	(18,131)
Unrealized gain (loss) on related party transactions	(49,571)	13,853
Loss on equity method investment, related party	(14,744)	(53,199)
Total Other Income	(4,433)	960,620
Loss before provision for income taxes	(1,336,519)	347,022
Provision for income taxes		(175,173)
Net loss	(1,336,519)	171,849
Less: Net income attributable to the non-controlling interests	319	722
Net loss attributable to common shareholders	(1,336,838)	171,127
Other Comprehensive Income, Net of Tax:
Foreign currency translation adjustments	86,818	58,843
Total Other Comprehensive Income, Net of Tax:	86,818	58,843
Comprehensive Loss	$ (1,250,020)	229,970
Common Stock [Member]
Other income (expense)
Net loss
(Loss) earnings per common share
Net loss per common share - basic	$ (0.09)	$ 0.06
Net loss per common share - diluted	$ (0.09)	$ 0.06
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic	14,797,956	10,000
Weighted average number of shares of common stock outstanding - diluted	14,797,956	10,000
Common Stock [Member] | Common Class A [Member]
Other income (expense)
Net loss
(Loss) earnings per common share
Net loss per common share - basic	$ (0.09)	$ 0.06
Net loss per common share - diluted	$ (0.09)	$ 0.06
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic	41,648	473,750
Weighted average number of shares of common stock outstanding - diluted	41,648	473,750
Common Stock [Member] | Common Class B [Member]
Other income (expense)
Net loss
(Loss) earnings per common share
Net loss per common share - basic	$ (0.09)	$ 0.06
Net loss per common share - diluted	$ (0.09)	$ 0.06
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic	189,560	2,156,250
Weighted average number of shares of common stock outstanding - diluted	189,560	2,156,250
Membership [Member]
Revenues:
Total Revenue		$ 12,583
Cost of revenues
Total Cost of revenue		(11,868)
Non Membership [Member]
Revenues:
Total Revenue	286,110	187,979
Cost of revenues
Total Cost of revenue	$ (122,813)	$ (65,901)